T. ROWE PRICE Institutional Long Duration Credit Fund
February 28, 2025 (Unaudited)
1
Portfolio of
Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
CORPORATE BONDS  76.3%
Banking  11.0%
Australia & New Zealand Banking
Group, 6.742%, 12/8/32 (1) 200 218
Banco Bilbao Vizcaya Argentaria,
VR, 6.033%, 3/13/35 (2) 400 412
Banco Santander, 5.439%, 7/15/31  800 819
Bank of America, VR, 2.676%,
6/19/41 (2) 200 144
Bank of America, VR, 2.687%,
4/22/32 (2) 200 176
Bank of America, VR, 4.078%,
4/23/40 (2) 300 263
Bank of America, VR, 4.33%,
3/15/50 (2) 1,205 1,022
Bank of America, VR, 5.468%,
1/23/35 (2) 210 213
Bank of America, Series N, VR,
2.651%, 3/11/32 (2) 250 220
Barclays, 5.25%, 8/17/45 (3) 250 242
Barclays, VR, 6.036%, 3/12/55 (2) 200 207
Barclays, VR, 7.437%, 11/2/33 (2) 200 224
BNP Paribas, VR, 2.871%,
4/19/32 (1)(2) 200 176
CaixaBank, VR, 6.84%, 9/13/34 (1)
(2) 230 252
Capital One Financial, VR, 3.273%,
3/1/30 (2) 250 235
Capital One Financial, VR, 6.051%,
2/1/35 (2) 150 156
Capital One Financial, VR, 6.377%,
6/8/34 (2) 300 318
Citigroup, 4.65%, 7/30/45  530 475
Citigroup, VR, 4.281%, 4/24/48 (2) 600 507
Citigroup, VR, 5.827%, 2/13/35 (2) 500 504
Citigroup, VR, 6.174%, 5/25/34 (2) 115 119
Danske Bank, VR, 5.705%,
3/1/30 (1)(2) 200 206
Fifth Third Bancorp, 8.25%, 3/1/38  300 366
Goldman Sachs Group, 2.60%,
2/7/30  100 90
Goldman Sachs Group, 4.75%,
10/21/45  515 466
Goldman Sachs Group, 5.15%,
5/22/45  950 892
Goldman Sachs Group, 6.25%,
2/1/41  700 751
Goldman Sachs Group, VR, 5.016%,
10/23/35 (2) 900 881
HSBC Holdings, 7.625%, 5/17/32  155 177
HSBC Holdings, VR, 5.874%,
11/18/35 (2) 1,000 999
HSBC Holdings, VR, 6.332%,
3/9/44 (2) 400 433
HSBC Holdings, VR, 7.399%,
11/13/34 (2) 290 323
ING Groep, VR, 5.55%, 3/19/35 (2) 500 508
Par/Shares $ Value
(Amounts in 000s)
‡
ING Groep, VR, 6.114%, 9/11/34 (2) 200 211
Intesa Sanpaolo, 6.625%, 6/20/33 (1) 330 355
JPMorgan Chase, 4.95%, 6/1/45  400 373
JPMorgan Chase, 5.625%, 8/16/43  1,005 1,018
JPMorgan Chase, VR, 3.882%,
7/24/38 (2) 730 640
JPMorgan Chase, VR, 4.26%,
2/22/48 (2) 750 638
JPMorgan Chase, VR, 4.946%,
10/22/35 (2) 610 599
JPMorgan Chase, VR, 5.336%,
1/23/35 (2) 185 187
Lloyds Banking Group, 4.344%,
1/9/48  200 160
Morgan Stanley, 4.30%, 1/27/45  950 817
Morgan Stanley, VR, 3.217%,
4/22/42 (2) 450 343
NatWest Group, VR, 6.016%,
3/2/34 (2) 250 261
PNC Financial Services Group, VR,
4.626%, 6/6/33 (2) 250 239
Santander Holdings USA, VR,
6.342%, 5/31/35 (2) 560 581
Societe Generale, VR, 6.066%,
1/19/35 (1)(2) 365 375
Standard Chartered, VR, 6.301%,
1/9/29 (1)(2) 200 208
Sumitomo Mitsui Financial Group,
5.766%, 1/13/33  200 210
U.S. Bancorp, VR, 5.678%,
1/23/35 (2) 325 333
UBS Group, VR, 3.179%, 2/11/43 (1)
(2) 200 150
UBS Group, VR, 5.379%, 9/6/45 (1)
(2) 235 230
UBS Group, VR, 5.699%, 2/8/35 (1)
(2) 200 206
UBS Group, VR, 6.301%, 9/22/34 (1)
(2) 200 215
Wells Fargo, 3.90%, 5/1/45  350 282
Wells Fargo, VR, 2.393%, 6/2/28 (2) 150 142
Wells Fargo, VR, 3.068%, 4/30/41 (2) 2,000 1,511
Wells Fargo, VR, 5.499%, 1/23/35 (2) 250 254
Wells Fargo, VR, 5.557%, 7/25/34 (2) 200 204
Wells Fargo Bank, 6.60%, 1/15/38  250 278
Westpac Banking, VR, 2.668%,
11/15/35 (2) 500 436
Westpac Banking, VR, 5.618%,
11/20/35 (2) 530 532
24,982
Basic Industry  1.6%
BHP Billiton Finance USA, 5.50%,
9/8/53  35 36
Dow Chemical, 4.80%, 5/15/49  490 420
Dow Chemical, 5.60%, 2/15/54  350 333
Ecolab, 3.70%, 11/1/46  30 23
FMC, 6.375%, 5/18/53  600 587
Freeport-McMoRan, 5.45%, 3/15/43  300 287

T. ROWE PRICE Institutional Long Duration Credit Fund

Par/Shares $ Value
(Amounts in 000s)
‡
International Paper, 4.35%, 8/15/48  139 115
LyondellBasell Industries, 4.625%,
2/26/55 (3) 400 325
Newmont, 5.45%, 6/9/44  195 193
Nucor, 4.40%, 5/1/48  75 64
Southern Copper, 5.25%, 11/8/42  200 185
Southern Copper, 5.875%, 4/23/45  500 493
Southern Copper, 7.50%, 7/27/35  200 228
Westlake, 3.125%, 8/15/51  500 319
3,608
Brokerage Asset Managers
Exchanges  0.5%
Intercontinental Exchange, 4.95%,
6/15/52  300 278
Intercontinental Exchange, 5.25%,
6/15/31  345 354
Nasdaq, 3.95%, 3/7/52  113 89
Nasdaq, 5.95%, 8/15/53  340 356
1,077
Capital Goods  4.0%
Amphenol, 5.375%, 11/15/54  1,200 1,193
Boeing, 5.705%, 5/1/40  300 296
Boeing, 5.805%, 5/1/50  500 481
Boeing, 6.528%, 5/1/34  845 905
Carrier Global, 6.20%, 3/15/54  198 216
CRH America Finance, 5.40%,
5/21/34  750 762
Huntington Ingalls Industries,
5.749%, 1/15/35  355 357
Ingersoll Rand, 5.70%, 6/15/54  170 171
Johnson Controls International,
4.50%, 2/15/47  250 215
L3Harris Technologies, 4.854%,
4/27/35  280 272
Martin Marietta Materials, 4.25%,
12/15/47  305 256
Martin Marietta Materials, 5.50%,
12/1/54  1,200 1,172
Masco, 4.50%, 5/15/47 (3) 360 306
Owens Corning, 5.95%, 6/15/54 (3) 550 565
Republic Services, 5.00%, 4/1/34  25 25
Stanley Black & Decker, 2.75%,
11/15/50  800 474
Vulcan Materials, 5.70%, 12/1/54  1,250 1,254
Waste Connections, 2.95%, 1/15/52  175 113
9,033
Communications  8.1%
AT&T, 3.50%, 6/1/41  1,250 978
AT&T, 3.55%, 9/15/55  1,000 694
AT&T, 3.80%, 12/1/57  2,228 1,601
AT&T, 4.65%, 6/1/44  750 661
AT&T, 4.75%, 5/15/46  800 711
Charter Communications Operating,
3.50%, 3/1/42  600 420
Charter Communications Operating,
3.70%, 4/1/51  600 388
Par/Shares $ Value
(Amounts in 000s)
‡
Charter Communications Operating,
5.75%, 4/1/48  425 377
Charter Communications Operating,
6.484%, 10/23/45  300 291
Charter Communications Operating,
6.65%, 2/1/34  280 292
Comcast, 2.45%, 8/15/52 (3) 350 197
Comcast, 2.887%, 11/1/51  1,250 783
Comcast, 3.90%, 3/1/38  150 130
Comcast, 4.00%, 3/1/48  500 393
Comcast, 4.049%, 11/1/52  755 587
Cox Communications, 2.95%,
10/1/50 (1) 230 136
Cox Communications, 5.45%,
9/1/34 (1) 270 265
Cox Communications, 5.70%,
6/15/33 (1) 500 503
Crown Castle, 2.90%, 4/1/41  250 180
Crown Castle, 4.75%, 5/15/47  185 162
NBCUniversal Media, 4.45%, 1/15/43  1,700 1,490
Rogers Communications, 4.35%,
5/1/49  175 139
Rogers Communications, 4.50%,
3/15/42  160 138
Rogers Communications, 4.55%,
3/15/52  250 203
Rogers Communications, 5.00%,
3/15/44  350 318
Rogers Communications, 5.30%,
2/15/34  225 224
T-Mobile USA, 3.40%, 10/15/52  500 344
T-Mobile USA, 5.05%, 7/15/33  250 249
T-Mobile USA, 5.25%, 6/15/55  925 866
T-Mobile USA, 5.75%, 1/15/34  300 313
T-Mobile USA, 5.75%, 1/15/54 (3) 680 684
Telefonica Emisiones, 5.213%,
3/8/47  650 592
Telefonica Emisiones, 5.52%, 3/1/49  500 472
Time Warner Cable, 6.75%, 6/15/39  470 477
Verizon Communications, 2.987%,
10/30/56  786 487
Verizon Communications, 4.862%,
8/21/46  650 597
Vodafone Group, 4.875%, 6/19/49  230 201
Vodafone Group, 5.75%, 6/28/54  800 786
18,329
Consumer Cyclical  3.5%
Aptiv Swiss Holdings, 5.15%, 9/13/34  1,300 1,256
AutoZone, 5.20%, 8/1/33  200 202
Best Buy, 1.95%, 10/1/30  200 171
Cummins, 5.45%, 2/20/54  1,000 1,003
Daimler Truck Finance North
America, 5.375%, 1/18/34 (1) 450 451
Dollar General, 5.45%, 7/5/33 (3) 250 252
eBay, 4.00%, 7/15/42  500 411
Ford Motor, 4.75%, 1/15/43  200 156
Ford Motor Credit, 7.122%, 11/7/33  215 224

T. ROWE PRICE Institutional Long Duration Credit Fund

Par/Shares $ Value
(Amounts in 000s)
‡
General Motors, 6.60%, 4/1/36  600 635
General Motors, 6.75%, 4/1/46  375 391
Home Depot, 4.40%, 3/15/45  200 176
Lowe's, 4.65%, 4/15/42  250 225
Lowe's, 5.625%, 4/15/53  400 396
Lowe's, 5.85%, 4/1/63  300 302
Magna International, 5.50%,
3/21/33 (3) 270 277
McDonald's, 4.20%, 4/1/50  90 74
McDonald's, 5.45%, 8/14/53  250 247
O'Reilly Automotive, 5.00%, 8/19/34  500 494
Uber Technologies, 5.35%, 9/15/54  290 278
Volkswagen Group of America
Finance, 5.90%, 9/12/33 (1) 250 255
7,876
Consumer Non-Cyclical  10.0%
AbbVie, 4.05%, 11/21/39  500 444
AbbVie, 4.25%, 11/21/49  735 622
AbbVie, 4.50%, 5/14/35  400 384
AbbVie, 5.50%, 3/15/64  335 336
Altria Group, 5.80%, 2/14/39  140 142
Amgen, 3.375%, 2/21/50  1,000 718
Amgen, 4.95%, 10/1/41  600 561
Amgen, 5.65%, 3/2/53  1,125 1,120
Anheuser-Busch, 4.90%, 2/1/46  1,833 1,711
Anheuser-Busch InBev Worldwide,
5.55%, 1/23/49  1,400 1,419
BAT Capital, 4.39%, 8/15/37  610 541
BAT Capital, 6.00%, 2/20/34  110 115
BAT Capital, 7.079%, 8/2/43  180 199
BAT Capital, 7.081%, 8/2/53  350 395
Bayer U.S. Finance, 6.875%,
11/21/53 (1) 200 209
Becton Dickinson & Company,
4.669%, 6/6/47  200 177
Biogen, 3.15%, 5/1/50  270 176
Bristol-Myers Squibb, 4.125%,
6/15/39  800 713
Bristol-Myers Squibb, 5.65%, 2/22/64  225 224
Centra Health, 4.70%, 1/1/48  190 163
Cigna Group, 4.90%, 12/15/48  600 529
CommonSpirit Health, 3.91%,
10/1/50  170 132
CommonSpirit Health, 4.187%,
10/1/49  135 109
CVS Health, 4.125%, 4/1/40  141 116
CVS Health, 5.05%, 3/25/48  1,765 1,528
CVS Health, 5.25%, 2/21/33  170 168
CVS Health, 6.00%, 6/1/44  750 742
CVS Health, 6.00%, 6/1/63  250 242
Hackensack Meridian Health,
4.211%, 7/1/48  170 144
HCA, 4.375%, 3/15/42  580 486
HCA, 4.625%, 3/15/52  400 327
HCA, 5.90%, 6/1/53  250 244
Icon Investments Six, 6.00%, 5/8/34  200 206
IQVIA, 6.25%, 2/1/29  95 98
Par/Shares $ Value
(Amounts in 000s)
‡
Kroger, 5.50%, 9/15/54  525 508
Mars, 4.75%, 4/20/33 (1) 225 222
Mead Johnson Nutrition, 4.60%,
6/1/44  550 491
Merck, 4.15%, 5/18/43  700 604
Pfizer Investment Enterprises,
5.11%, 5/19/43  1,300 1,257
Pfizer Investment Enterprises,
5.30%, 5/19/53  190 184
Reynolds American, 5.70%, 8/15/35  150 153
Reynolds American, 5.85%, 8/15/45  600 587
Solventum, 5.90%, 4/30/54  750 757
Sutter Health, 5.547%, 8/15/53 (3) 95 100
Takeda Pharmaceutical, 5.65%,
7/5/44 (3) 1,000 1,020
Tyson Foods, 5.10%, 9/28/48  195 180
Tyson Foods, 5.15%, 8/15/44  550 516
Utah Acquisition Sub, 5.25%, 6/15/46  250 211
West Virginia United Health System
Obligated Group, Series 2018,
4.924%, 6/1/48  95 85
Zoetis, 4.70%, 2/1/43  300 275
22,590
Electric  9.7%
AEP Texas, 5.40%, 6/1/33  220 222
Ameren Illinois, 4.50%, 3/15/49  500 436
American Electric Power, 5.625%,
3/1/33 (3) 250 257
Appalachian Power, 6.375%, 4/1/36  145 155
Appalachian Power, 7.00%, 4/1/38  200 224
Appalachian Power, Series Y, 4.50%,
3/1/49  1,200 991
Baltimore Gas & Electric, 5.40%,
6/1/53  95 92
Berkshire Hathaway Energy, 3.80%,
7/15/48  1,000 772
Berkshire Hathaway Energy, 6.125%,
4/1/36  300 320
Chile Electricity Mpc II, 5.58%,
10/20/35 (1) 430 427
Commonwealth Edison, 5.30%,
2/1/53  40 39
Commonwealth Edison, 5.65%,
6/1/54  500 505
Consolidated Edison of New York,
6.15%, 11/15/52  400 430
Constellation Energy Generation,
5.75%, 3/15/54  500 491
Constellation Energy Generation,
6.25%, 10/1/39  300 319
DTE Energy, 5.85%, 6/1/34  360 375
Duke Energy, 3.75%, 9/1/46  130 98
Duke Energy, 6.10%, 9/15/53  250 259
Duke Energy Indiana, 5.40%, 4/1/53  70 68
Duke Energy Ohio, 5.55%, 3/15/54  750 745
Duke Energy Progress, 5.35%,
3/15/53  200 193
El Paso Electric, 5.00%, 12/1/44  110 97

T. ROWE PRICE Institutional Long Duration Credit Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Exelon, 4.10%, 3/15/52  170 133
Exelon, 5.60%, 3/15/53  285 277
FirstEnergy, Series C, 4.85%,
7/15/47  550 482
FirstEnergy Pennsylvania Electric,
6.15%, 10/1/38  165 176
FirstEnergy Transmission, 5.00%,
1/15/35  595 589
Florida Power & Light, 5.60%,
6/15/54  500 514
Indianapolis Power & Light, 5.70%,
4/1/54 (1) 740 749
IPALCO Enterprises, 5.75%, 4/1/34  825 841
ITC Holdings, 5.65%, 5/9/34 (1) 1,000 1,028
Kentucky Utilities, 4.375%, 10/1/45  200 171
Louisville Gas & Electric, 4.375%,
10/1/45  100 86
Nevada Power, 6.00%, 3/15/54  300 316
Nevada Power, Series GG, 5.90%,
5/1/53  750 774
New York State Electric & Gas,
5.85%, 8/15/33 (1) 90 94
NextEra Energy Capital Holdings,
3.00%, 1/15/52  45 29
NextEra Energy Capital Holdings,
5.25%, 2/28/53  585 547
NextEra Energy Capital Holdings,
5.55%, 3/15/54  500 487
Niagara Mohawk Power, 5.29%,
1/17/34 (1) 500 498
Pacific Gas & Electric, 4.95%, 7/1/50  250 214
Pacific Gas & Electric, 6.95%,
3/15/34  410 448
PECO Energy, 5.25%, 9/15/54  1,000 967
PPL Capital Funding, 5.25%, 9/1/34  1,000 995
Public Service Company of Colorado,
5.25%, 4/1/53  100 95
San Diego Gas & Electric,
Series TTT, 4.10%, 6/15/49  55 44
Southern, 4.25%, 7/1/36  430 391
Southern, 4.40%, 7/1/46  600 509
Southern California Edison, 5.75%,
4/15/54  500 480
Southern California Edison, 5.875%,
12/1/53  250 245
Southern California Edison, 5.90%,
3/1/55 (3) 700 695
Southern California Edison, Series C,
4.125%, 3/1/48  150 116
Southwestern Public Service, 6.00%,
6/1/54  160 165
Vistra Operations, 4.30%, 7/15/29 (1) 225 218
Vistra Operations, 5.70%,
12/30/34 (1) 1,025 1,031
Vistra Operations, 6.95%,
10/15/33 (1) 90 98
22,017
Par/Shares $ Value
(Amounts in 000s)
‡
Energy  10.5%
Canadian Natural Resources, 6.25%,
3/15/38  300 314
Cheniere Energy, 5.65%, 4/15/34  250 254
Cheniere Energy Partners, 5.75%,
8/15/34  820 840
ConocoPhillips, 5.55%, 3/15/54  350 347
Continental Resources, 4.90%,
6/1/44  600 498
Devon Energy, 5.20%, 9/15/34 (3) 1,500 1,453
Diamondback Energy, 4.25%,
3/15/52  170 133
Enbridge, 5.95%, 4/5/54  500 504
Enbridge, 6.70%, 11/15/53  120 132
Enbridge Energy Partners, 7.375%,
10/15/45  120 141
Energy Transfer, 5.15%, 2/1/43  850 771
Energy Transfer, 5.95%, 5/15/54  425 420
Energy Transfer, 6.50%, 2/1/42  595 628
Eni, 5.95%, 5/15/54 (1) 295 293
Enterprise Products Operating,
3.30%, 2/15/53  1,400 958
Enterprise Products Operating,
3.95%, 1/31/60  500 371
EOG Resources, 5.65%, 12/1/54  1,250 1,257
HF Sinclair, 6.25%, 1/15/35  805 823
Kinder Morgan Energy Partners,
6.95%, 1/15/38  195 218
MPLX, 4.90%, 4/15/58  500 415
MPLX, 5.65%, 3/1/53  300 285
Occidental Petroleum, 4.40%,
4/15/46  350 270
Occidental Petroleum, 6.05%,
10/1/54  390 378
Occidental Petroleum, 6.60%,
3/15/46  375 389
ONEOK, 5.70%, 11/1/54  1,000 966
ONEOK, 6.625%, 9/1/53  295 320
ONEOK, 7.15%, 1/15/51  500 561
ONEOK Partners, 6.85%, 10/15/37  250 276
Ovintiv, 6.25%, 7/15/33  75 78
Patterson-UTI Energy, 7.15%,
10/1/33  85 90
Phillips 66, 4.95%, 3/15/35 (3) 1,300 1,257
Raizen Fuels Finance, 5.70%,
1/17/35 (1) 540 511
Raizen Fuels Finance, 6.45%,
3/5/34 (1) 200 201
Shell Finance U.S., 4.375%, 5/11/45  1,000 862
South Bow USA Infrastructure
Holdings, 6.176%, 10/1/54 (1) 1,000 982
Southern Natural Gas, 4.80%,
3/15/47 (1) 205 178
Spectra Energy Partners, 5.95%,
9/25/43  115 117
Targa Resources, 4.95%, 4/15/52  80 69
Targa Resources, 5.50%, 2/15/35  275 276

T. ROWE PRICE Institutional Long Duration Credit Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Targa Resources, 6.50%, 2/15/53  100 106
TotalEnergies Capital, 5.275%,
9/10/54  500 477
TotalEnergies Capital, 5.488%,
4/5/54  800 789
TransCanada PipeLines, 6.10%,
6/1/40  450 470
Transcanada Trust, VR, 5.30%,
3/15/77 (2) 120 118
Transcontinental Gas Pipe Line,
4.60%, 3/15/48  575 493
Western Midstream Operating,
5.50%, 8/15/48  650 580
Williams, 4.85%, 3/1/48  100 88
Williams, 5.80%, 11/15/54  750 758
Woodside Finance, 5.10%, 9/12/34  1,000 979
23,694
Finance Companies  1.1%
AerCap Ireland Capital, 3.40%,
10/29/33  300 261
AerCap Ireland Capital, 5.30%,
1/19/34  500 500
GATX, 6.05%, 6/5/54  700 719
GATX, 6.90%, 5/1/34  270 301
SMBC Aviation Capital Finance,
5.55%, 4/3/34 (1) 600 609
2,390
Insurance  6.8%
Aetna, 4.75%, 3/15/44  450 389
Aflac, 4.75%, 1/15/49  550 495
AIA Group, 4.95%, 3/30/35 (1) 500 497
Arch Capital Group, 7.35%, 5/1/34  200 230
Arthur J Gallagher, 5.75%, 7/15/54  750 764
Chubb, Series 1, 6.50%, 5/15/38  200 225
Corebridge Financial, 4.40%, 4/5/52  800 663
Elevance Health, 4.375%, 12/1/47  355 295
Elevance Health, 5.125%, 2/15/53  100 91
Elevance Health, 5.70%, 2/15/55  1,500 1,485
Equitable Holdings, 5.594%, 1/11/33  100 103
Health Care Service Corp. A Mutual
Legal Reserve, 5.875%, 6/15/54 (1) 845 847
Humana, 5.50%, 3/15/53  75 69
Humana, 5.75%, 4/15/54  260 249
Humana, 5.95%, 3/15/34  185 190
Jackson Financial, 4.00%, 11/23/51  300 213
Liberty Mutual Group, 4.85%,
8/1/44 (1) 180 160
Marsh & McLennan, 5.00%, 3/15/35  1,000 993
Marsh & McLennan, 5.45%, 3/15/53  200 198
Marsh & McLennan, 5.70%, 9/15/53  155 159
Principal Financial Group, 6.05%,
10/15/36  235 252
Reinsurance Group of America,
6.00%, 9/15/33  250 261
Teachers Insurance & Annuity Assn.
of America, 4.90%, 9/15/44 (1) 200 184
UnitedHealth Group, 3.25%, 5/15/51  500 340
Par/Shares $ Value
(Amounts in 000s)
‡
UnitedHealth Group, 3.50%, 8/15/39  300 245
UnitedHealth Group, 4.20%, 1/15/47  1,000 831
UnitedHealth Group, 4.25%, 6/15/48  750 619
UnitedHealth Group, 4.75%, 7/15/45  600 541
UnitedHealth Group, 5.35%, 2/15/33  160 163
UnitedHealth Group, 5.375%,
4/15/54  315 304
UnitedHealth Group, 5.50%, 7/15/44  750 749
UnitedHealth Group, 5.875%,
2/15/53  900 930
Unum Group, 4.50%, 12/15/49  750 618
Voya Financial, 5.70%, 7/15/43  500 497
Willis North America, 5.90%, 3/5/54  600 609
15,458
Miscellaneous  0.1%
Ally Financial, 8.00%, 11/1/31  200 226
226
Natural Gas  1.9%
APA Infrastructure, 5.75%,
9/16/44 (1)(3) 495 501
Boston Gas, 5.843%, 1/10/35 (1) 90 93
Boston Gas, 6.119%, 7/20/53 (1) 215 223
Engie, 5.875%, 4/10/54 (1) 750 763
NiSource, 3.95%, 3/30/48  260 203
NiSource, 5.35%, 4/1/34  750 758
NiSource, 5.40%, 6/30/33  75 76
Piedmont Natural Gas, 5.40%,
6/15/33  250 255
Sempra, 3.80%, 2/1/38  600 494
Southern Company Gas Capital,
3.95%, 10/1/46  500 394
Southern Gas Capital, 4.95%,
9/15/34  500 492
4,252
Real Estate Investment
Trusts  0.9%
Alexandria Real Estate Equities,
4.75%, 4/15/35  70 67
Alexandria Real Estate Equities,
5.25%, 5/15/36  110 109
Essex Portfolio, 4.50%, 3/15/48  130 112
Goodman U.S. Finance Six, 5.125%,
10/7/34 (1)(3) 215 214
Kilroy Realty, 2.65%, 11/15/33  350 274
NNN REIT, 4.80%, 10/15/48  235 207
Public Storage Operating, 5.35%,
8/1/53  55 54
Regency Centers, 4.40%, 2/1/47  500 428
Simon Property Group, 5.85%,
3/8/53  200 208
Simon Property Group, 6.65%,
1/15/54  250 287
1,960
Technology  5.0%
Broadcom, 4.926%, 5/15/37 (1) 400 388
Cadence Design Systems, 4.70%,
9/10/34  135 132

T. ROWE PRICE Institutional Long Duration Credit Fund

Par/Shares $ Value
(Amounts in 000s)
‡
CDW, 5.55%, 8/22/34  1,000 995
Corning, 5.85%, 11/15/68  750 754
Fiserv, 4.40%, 7/1/49  185 155
Fiserv, 5.45%, 3/15/34  715 725
Fiserv, 5.60%, 3/2/33  85 88
Foundry JV Holdco, 6.40%,
1/25/38 (1) 495 530
Intel, 4.60%, 3/25/40  500 438
Intel, 5.60%, 2/21/54  500 466
Intuit, 5.50%, 9/15/53  115 116
Keysight Technologies, 4.95%,
10/15/34  1,500 1,475
Micron Technology, 3.366%, 11/1/41  400 300
Motorola Solutions, 5.40%, 4/15/34  140 142
Motorola Solutions, 5.50%, 9/1/44  400 394
NXP, 3.25%, 5/11/41  400 301
Oracle, 3.60%, 4/1/40  1,000 795
Oracle, 3.95%, 3/25/51  350 264
Oracle, 5.55%, 2/6/53  630 607
Oracle, 6.90%, 11/9/52  1,250 1,424
Texas Instruments, 5.00%, 3/14/53  250 237
Texas Instruments, 5.05%, 5/18/63  180 168
Thomson Reuters, 5.85%, 4/15/40  500 518
11,412
Transportation  1.6%
Burlington Northern Santa Fe,
5.05%, 3/1/41  75 73
Burlington Northern Santa Fe,
5.20%, 4/15/54  300 291
Burlington Northern Santa Fe,
5.50%, 3/15/55  345 351
Canadian Pacific Railway, 3.10%,
12/2/51  875 589
Canadian Pacific Railway, 4.70%,
5/1/48  500 449
CSX, 4.30%, 3/1/48  140 120
ERAC USA Finance, 5.40%,
5/1/53 (1) 250 246
FedEx, 4.40%, 1/15/47 (1) 500 409
FedEx, 4.55%, 4/1/46 (1) 800 668
Norfolk Southern, 4.837%, 10/1/41  250 233
Norfolk Southern, 5.35%, 8/1/54  250 243
3,672
Total Corporate Bonds (Cost
$176,282) 172,576
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES  5.0%
Owned No Guarantee  1.4%
Corp. Nacional del Cobre de Chile,
6.33%, 1/13/35 (1) 250 259
Corp. Nacional del Cobre de Chile,
6.44%, 1/26/36 (1) 790 823
Petroleos Mexicanos, 5.50%, 6/27/44  1,175 744
Petroleos Mexicanos, 6.50%, 6/2/41  1,000 714
Petroleos Mexicanos, 7.69%, 1/23/50  200 152
Par/Shares $ Value
(Amounts in 000s)
‡
Saudi Arabian Oil, 5.75%, 7/17/54  530 510
3,202
Sovereign  3.6%
Kingdom of Saudi Arabia, 5.625%,
1/13/35 (1) 1,000 1,026
Kingdom of Saudi Arabia, 5.75%,
1/16/54 (1) 370 361
Republic of Chile, 5.33%, 1/5/54 (3) 1,000 947
Republic of Chile, 5.65%, 1/13/37  610 621
Republic of Colombia, 4.125%,
5/15/51  200 119
Republic of Colombia, 8.75%,
11/14/53  200 207
Republic of Panama, 4.50%, 4/16/50  1,400 917
Republic of Panama, 4.50%, 1/19/63  200 124
Republic of Panama, 7.875%, 3/1/57  200 200
Republic of Peru, 3.00%, 1/15/34  800 663
Republic of Peru, 5.375%, 2/8/35  90 89
State of Qatar, 4.40%, 4/16/50 (1) 200 174
United Mexican States, 4.40%,
2/12/52  400 283
United Mexican States, 4.75%,
3/8/44  600 474
United Mexican States, 6.00%,
5/7/36  1,110 1,080
United Mexican States, 6.338%,
5/4/53  200 186
United Mexican States, 7.375%,
5/13/55  540 564
8,035
Total Foreign Government
Obligations & Municipalities (Cost
$11,514) 11,237
MUNICIPAL SECURITIES  5.8%
California  0.7%
Bay Area Toll Auth., Series S-10,
3.276%, 4/1/50  400 300
Bay Area Toll Auth., Series S-3, Build
America, 6.907%, 10/1/50  350 414
California, Build America, GO,
7.50%, 4/1/34  500 582
California, Various Purpose, GO,
5.20%, 3/1/43  350 351
1,647
District of Columbia  0.2%
Metropolitan Washington Airports
Auth., Dulles Toll Road Revenue,
Build America, 7.462%, 10/1/46  415 511
511
Florida  0.7%
Florida Dev. Finance, Nova
Southeastern Univ., Series B,
4.109%, 4/1/50  375 312
Miami-Dade County Aviation
Revenue, Series B, 3.856%, 10/1/41  1,200 1,025

T. ROWE PRICE Institutional Long Duration Credit Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Miami-Dade County Transit System,
Series B, Build America, 5.624%,
7/1/40  200 204
1,541
Georgia  1.0%
Fulton County, Build America, GO,
5.148%, 7/1/39  505 511
Municipal Electric Auth. of Georgia,
Build America, Vogtle Units, 6.655%,
4/1/57  1,633 1,837
2,348
Illinois  0.1%
Illinois Municipal Electric Agency,
Build America, 6.832%, 2/1/35  175 187
187
Louisiana  0.0%
Louisiana Local Government
Environmental Fac., CDA, Series A,
4.475%, 8/1/39  90 87
87
Maryland  0.1%
Maryland Economic Development,
Seagirt Marine Terminal, Series B,
4.75%, 6/1/42  150 134
134
Michigan  0.3%
Gerald R Ford Int'l. Airport Auth.,
Series A, 5.435%, 1/1/43  220 225
Michigan Fin. Auth., Trinity Health
Credit Group, 3.084%, 12/1/34  500 446
671
Minnesota  0.1%
Western Minnesota Municipal Power
Agency, Series A, 3.156%, 1/1/39  150 127
127
Ohio  0.2%
American Municipal Power, Series C,
Build America, 6.053%, 2/15/43  500 529
529
Tennessee  0.0%
Metropolitan Government Nashville &
Davidson County Health & Ed. Facs,
Vanderbilt Univ. Medical Center,
Series B, 3.235%, 7/1/52  85 58
58
Texas  1.7%
Board of Regents of the Univ. of
Texas System, Series D, Build
America, 5.134%, 8/15/42  200 202
Central Texas Regional Mobility
Auth., Series E, 3.167%, 1/1/41  150 121
Central Texas Turnpike System,
Series C, 3.029%, 8/15/41  305 238
Dallas/Fort Worth Int'l. Airport,
Series A, 2.994%, 11/1/38  630 536
Dallas/Fort Worth Int'l. Airport,
Series A, 4.507%, 11/1/51  650 581
Par/Shares $ Value
(Amounts in 000s)
‡
Dallas/Fort Worth Int'l. Airport,
Series A, 5.045%, 11/1/47  250 244
Grand Parkway Transportation,
Grand Parkway System, 3.306%,
10/1/49  1,500 1,130
Texas Natural Gas Securitization
Fin., Series 2023-1, Class A2,
5.169%, 4/1/41  545 555
Texas Private Activity Bond Surface
Transportation, North Tarrant
Express, Series B, 3.922%, 12/31/49  125 102
3,709
Utah  0.6%
Intermountain Power Agency,
Series B, 5.621%, 7/1/45  1,250 1,240
1,240
Virginia  0.1%
Univ. of Virginia, Series B, 2.584%,
11/1/51  300 193
Virginia Commonwealth Univ. Health
System Auth., Series A, 4.956%,
1/1/44  105 102
295
Total Municipal Securities (Cost
$13,478) 13,084
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES  0.3%
U.S. Government Agency
Obligations  0.3%
Federal Home Loan Mortgage
Multifamily Structured PTC, ARM
2.347%, 11/25/31  460 404
3.71%, 9/25/32  265 252
Total U.S. Government & Agency
Mortgage-Backed Securities (Cost
$678) 656
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED)  9.9%
U.S. Treasury Obligations  9.9%
U.S. Treasury Bonds, 2.50%, 2/15/45  10,085 7,351
U.S. Treasury Bonds, 3.125%,
5/15/48  1,200 945
U.S. Treasury Bonds, 3.625%,
2/15/53  55 47
U.S. Treasury Bonds, 4.125%,
8/15/44  4,000 3,784
U.S. Treasury Bonds, 4.125%,
8/15/53  530 497
U.S. Treasury Bonds, 4.25%, 8/15/54  200 192
U.S. Treasury Bonds, 4.50%,
11/15/54  2,200 2,207

T. ROWE PRICE Institutional Long Duration Credit Fund

Par/Shares $ Value
(Amounts in 000s)
‡
U.S. Treasury Bonds, 4.625%,
11/15/44 (4) 7,430 7,512
Total U.S. Government Agency
Obligations (Excluding Mortgage-
Backed) (Cost $22,040) 22,535
SHORT-TERM INVESTMENTS  1.9%
Money Market Funds  1.9%
T. Rowe Price Government Reserve
Fund, 4.41% (5)(6) 4,265 4,265
Total Short-Term Investments
(Cost $4,265) 4,265
SECURITIES LENDING COLLATERAL  3.7%
INVESTMENTS IN A POOLED
ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH
JPMORGAN CHASE BANK 0.8%
Money Market Funds 0.8%
T. Rowe Price Government Reserve
Fund, 4.41% (5)(6) 1,860 1,860
Total Investments in a Pooled
Account through Securities
Lending Program with JPMorgan
Chase Bank 1,860
INVESTMENTS IN A POOLED
ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH STATE
STREET BANK AND TRUST
COMPANY 2.9%
Money Market Funds 2.9%
T. Rowe Price Government Reserve
Fund, 4.41% (5)(6) 6,509 6,509
Total Investments in a Pooled
Account through Securities
Lending Program with State Street
Bank and Trust Company 6,509
Total Securities Lending Collateral
(Cost $8,369) 8,369
Total Investments in
Securities 102.9%
(Cost $236,626) $ 232,722
Other Assets Less Liabilities
(2.9)% (6,582)
Net Assets 100.0% $ 226,140
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $19,915 and represents 8.8% of net assets.

T. ROWE PRICE Institutional Long Duration Credit Fund

.
(2) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread are provided if the rate is currently floating.
(3) All or a portion of this security is on loan at February 28, 2025.
(4) At February 28, 2025, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(5) Seven-day yield
(6) Affiliated Companies
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CDA Community Development Administration/Authority
GO General Obligation
PTC Pass-Through Certificate
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Institutional Long Duration Credit Fund

(Amounts in 000s)
SWAPS 0.7%
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.7%
Credit Default Swaps, Protection Sold 0.7%
Protection Sold (Relevant Credit: Markit CDX.NA.HY-S42, 5 Year Index), Receive 5.00%
Quarterly, Pay upon credit default, 6/20/29 11,300 1,004 782 222
Protection Sold (Relevant Credit: Markit CDX.NA.IG-S42, 10 Year Index), Receive 1.00%
Quarterly, Pay upon credit default, 6/20/34 14,500 164 62 102
Protection Sold (Relevant Credit: Markit CDX.NA.IG-S42, 5 Year Index), Receive 1.00%
Quarterly, Pay upon credit default, 6/20/29 7,750 185 170 15
Protection Sold (Relevant Credit: Markit CDX.NA.IG-S43, 10 Year Index), Receive 1.00%
Quarterly, Pay upon credit default, 12/20/34 10,000 90 83 7
Protection Sold (Relevant Credit: Markit CDX.NA.IG-S43, 5 Year Index), Receive 1.00%
Quarterly, Pay upon credit default, 12/20/29 7,100 170 163 7
Total Centrally Cleared Credit Default Swaps, Protection Sold 353
Total Centrally Cleared Swaps 353
Net payments (receipts) of variation margin to date (312)
Variation margin receivable (payable) on centrally cleared swaps $ 41

T. ROWE PRICE Institutional Long Duration Credit Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 178 U.S. Treasury Long Bond contracts 6/25 21,020 $ 170
Short, 87 U.S. Treasury Notes ten year contracts 6/25 (9,665) (104)
Long, 135 Ultra U.S. Treasury Bonds contracts 6/25 16,757 354
Short, 172 Ultra U.S. Treasury Notes ten year contracts 6/25 (19,651) (106)
Net payments (receipts) of variation margin to date (237)
Variation margin receivable (payable) on open futures contracts $ 77

T. ROWE PRICE Institutional Long Duration Credit Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.41% $ — $ — $ 82++
Totals $ —# $ — $ 82+
Supplementary Investment Schedule
Affiliate
Value
5/31/24
Purchase
Cost
Sales
Cost
Value
2/28/25
T. Rowe Price Government Reserve Fund, 4.41% $ 3,613  ¤  ¤ $ 12,634
Total $ 12,634^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $82 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $12,634.

T. Rowe Price Institutional Long Duration Credit Fund
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Institutional Long Duration Credit Fund (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4
p.m. Eastern time, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and

T. Rowe Price Institutional Long Duration Credit Fund

prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2025 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
Management actively monitors the risks and financial impacts arising from such events.
E151-054Q3 02/25
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 220,088 $ — $ 220,088
Short-Term Investments 4,265 — — 4,265
Securities Lending Collateral 8,369 — — 8,369
Total Securities 12,634 220,088 — 232,722
Swaps* — 353 — 353
Futures Contracts* 524 — — 524
Total $ 13,158 $ 220,441 $ — $ 233,599
Liabilities
Futures Contracts* $ 210 $ — $ — $ 210
1
Includes Corporate Bonds, Foreign Government Obligations & Municipalities, Municipal Securities, U.S. Government & Agency Mortgage-
Backed Securities and U.S. Government Agency Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.